UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06400
The Advisors’ Inner Circle Fund
(Exact name of registrant as specified in charter)

SEI Corporation
One Freedom Valley Drive
Oaks, PA 19456
(Address of principal executive offices) (Zip code)
101 Federal Street
Boston, MA 02110
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-877-446-3863
Date of fiscal year end: October 31, 2011
Date of reporting period: January 31, 2011

Item 1. Schedule of Investments
Schedule of Investments (Unaudited)
January 31, 2011
United Association S&P 500 Index Fund

Description	Shares	Value
Common Stock (98.1%)

Consumer Discretionary (10.2%)
Abercrombie & Fitch, Cl A	1,936	$97,594
Amazon.com*	7,666	1,300,460
Apollo Group, Cl A*	3,306	136,438
AutoNation*	1,349	38,730
Autozone*	588	149,075
Bed Bath & Beyond*	5,192	249,216
Best Buy	8,743	297,262
Big Lots*	1,632	51,881
Cablevision Systems, Cl A	5,261	178,085
CarMax*	4,857	158,581
Carnival	9,756	436,191
CBS, Cl B	14,965	296,756
Coach	6,443	348,502
Comcast, Cl A	60,219	1,369,982
Darden Restaurants	3,019	142,225
DeVry	1,362	70,974
DIRECTV, Cl A*	18,563	786,886
Discovery Communications, Cl A*	6,277	244,803
DR Horton	6,090	75,455
Expedia	4,679	117,724
Family Dollar Stores	2,766	117,500
Ford Motor*	81,921	1,306,640
Fortune Brands	3,421	211,007
GameStop, Cl A*	3,398	71,596
Gannett	6,826	100,615
Gap	10,720	206,574
Genuine Parts	3,407	176,312
Goodyear Tire & Rubber*	3,698	43,932
H&R Block	6,799	85,124
Harley-Davidson	4,100	162,565
Harman International Industries*	1,550	67,146
Hasbro	3,009	132,667
Home Depot	35,183	1,293,679
International Game Technology	5,733	98,435
Interpublic Group*	10,879	116,297
JC Penney	5,357	171,799
Johnson Controls	14,443	554,467
Kohl’s*	6,678	339,109
Leggett & Platt	3,115	70,181
Lennar, Cl A	3,585	69,406
Limited Brands	6,645	194,300
Lowe’s	29,973	743,330
Macy’s	9,195	212,864
Marriott International, Cl A	6,413	253,249
Mattel	7,901	187,095
McDonald’s	23,412	1,724,762
McGraw-Hill	7,273	283,502
Meredith	792	26,690
NetFlix*	1,019	218,147
New York Times, Cl A*	2,236	22,606
Newell Rubbermaid	6,285	120,986
News, Cl A	50,607	760,117
Nike, Cl B	8,060	664,789
Nordstrom	3,678	151,460
Omnicom Group	7,167	321,655
O’Reilly Automotive*	2,607	148,156
Polo Ralph Lauren, Cl A	1,599	171,381
priceline.com*	1,184	507,368
Pulte Group*	7,522	59,348
RadioShack	3,751	56,828
Ross Stores	2,685	175,062
Scripps Networks Interactive, Cl A	2,013	93,604
Sears Holdings*	964	72,657
Stanley Black & Decker	3,344	243,042
Staples	15,452	344,734
Starbucks	15,750	496,598
Starwood Hotels & Resorts Worldwide	4,015	236,765
Target	15,490	849,317
Tiffany	2,446	142,186
Time Warner	24,733	777,853
Time Warner Cable, Cl A	7,892	535,314
TJX	8,926	423,003
Urban Outfitters*	2,317	78,361
VF	1,856	153,528
Viacom, Cl B	13,558	563,335
Walt Disney	41,110	1,597,946
Washington Post, Cl B	169	72,391
Whirlpool	1,839	157,235
Wyndham Worldwide	3,256	91,591
Wynn Resorts	1,330	154,719
Yum! Brands	10,320	482,563

		26,512,308

Consumer Staples (9.9%)
Altria Group	45,557	1,071,045
Archer-Daniels-Midland	13,011	425,069
Avon Products	9,544	270,190
Brown-Forman, Cl B	2,239	148,558
Campbell Soup	4,124	140,793
Clorox	3,057	192,255
Coca-Cola	49,836	3,132,193
Coca-Cola Enterprises	7,588	190,914
Colgate-Palmolive	10,192	782,440
ConAgra Foods	9,590	214,145

Schedule of Investments (Unaudited)
January 31, 2011
United Association S&P 500 Index Fund

Description	Shares	Value
Constellation Brands, Cl A*	3,754	$72,152
Costco Wholesale	8,899	639,304
CVS	27,431	938,140
Dean Foods*	4,274	43,381
Dr. Pepper Snapple Group	5,018	177,788
Estee Lauder, Cl A	3,094	249,067
General Mills	13,694	476,277
Hershey	4,231	197,545
HJ Heinz	6,922	328,795
Hormel Foods	1,495	73,853
JM Smucker	2,618	162,735
Kellogg	5,421	272,676
Kimberly-Clark	8,306	537,647
Kraft Foods, Cl A	37,207	1,137,418
Kroger	13,369	286,097
Lorillard	3,824	287,718
McCormick	2,860	126,412
Mead Johnson Nutrition, Cl A	4,484	259,937
Molson Coors Brewing, Cl B	4,273	200,275
PepsiCo	33,742	2,169,948
Philip Morris International	39,294	2,249,189
Procter & Gamble	60,114	3,794,997
Reynolds American	8,738	277,956
Safeway	10,091	208,783
Sara Lee	13,678	232,116
Supervalu	4,629	33,745
Sysco	12,876	375,207
Tyson Foods, Cl A	6,628	109,031
Walgreen	18,633	753,519
Wal-Mart Stores	42,663	2,392,114
Whole Foods Market	3,209	165,937

		25,797,361

Energy (12.4%)
Anadarko Petroleum	11,134	858,209
Apache	8,250	984,720
Baker Hughes	9,190	629,607
Cabot Oil & Gas	1,074	44,711
Cameron International*	5,295	282,223
Chesapeake Energy	15,940	470,708
Chevron	43,691	4,147,587
ConocoPhillips	31,668	2,262,995
Consol Energy	5,063	251,631
Denbury Resources*	6,541	133,109
Devon Energy	9,458	838,830
Diamond Offshore Drilling	1,565	112,226
El Paso	19,245	305,610
EOG Resources	5,582	593,869
Exxon Mobil	111,081	8,962,015
FMC Technologies*	2,604	244,776
Halliburton	19,910	895,950
Helmerich & Payne	2,279	133,846
Hess	6,584	553,846
Marathon Oil	15,550	710,635
Massey Energy	2,297	144,389
Murphy Oil	4,885	323,876
Nabors Industries Ltd.*	4,296	104,822
National Oilwell Varco	9,140	675,446
Newfield Exploration*	2,963	216,803
Noble	5,697	217,910
Noble Energy	4,296	391,366
Occidental Petroleum	17,473	1,689,290
Peabody Energy	6,033	382,613
Pioneer Natural Resources	1,737	165,293
QEP Resources	3,881	157,724
Range Resources	3,516	175,343
Rowan*	2,751	94,304
Schlumberger	30,056	2,674,683
Southwestern Energy*	7,594	299,963
Spectra Energy	14,237	373,437
Sunoco	1,637	69,491
Tesoro	698	13,436
Valero Energy	12,591	319,308
Williams	12,996	350,762

		32,257,362

Financials (16.1%)
ACE	7,291	449,053
Aflac	10,543	607,066
Allstate	11,686	363,902
American Express	23,823	1,033,442
American International Group*	2,202	88,851
Ameriprise Financial	5,428	334,636
AON	7,098	324,662
Apartment Investment & Management REIT, Cl A	3,668	93,754
Assurant	3,073	120,554
AvalonBay Communities REIT	1,962	227,455
Bank of America	223,600	3,070,028
Bank of New York Mellon	25,812	806,109
BB&T	14,663	405,285
Berkshire Hathaway, Cl B*	38,306	3,131,515
Boston Properties REIT	3,119	294,340
Capital One Financial	10,335	497,734
CB Richard Ellis Group, Cl A*	7,701	170,885
Charles Schwab	21,378	385,873
Chubb	6,620	383,497
Cincinnati Financial	3,496	112,012

Schedule of Investments (Unaudited)
January 31, 2011
United Association S&P 500 Index Fund

Description	Shares	Value
Citigroup*	654,070	$3,152,617
CME Group, Cl A	1,365	421,184
Comerica	3,898	148,904
Discover Financial Services	12,412	255,563
E*Trade Financial*	4,608	76,309
Equity Residential REIT	6,494	351,910
Federated Investors, Cl B	3,206	86,819
Fifth Third Bancorp	20,527	305,237
First Horizon National	4,963	56,231
Franklin Resources	3,240	390,906
Genworth Financial, Cl A*	10,940	148,456
Goldman Sachs Group	11,478	1,878,030
Hartford Financial Services Group	9,707	269,660
HCP REIT	5,891	218,497
Health Care REIT	3,263	160,148
Host Hotels & Resorts REIT	14,819	274,300
Hudson City Bancorp	11,486	126,116
Huntington Bancshares	21,201	153,495
IntercontinentalExchange*	1,606	193,507
Invesco	10,405	257,420
Janus Capital Group	6,291	81,217
JPMorgan Chase	87,917	3,950,990
KeyCorp	23,127	205,830
Kimco Realty REIT	9,186	166,175
Legg Mason	4,024	133,315
Leucadia National	4,338	141,072
Lincoln National	6,965	200,871
Loews	6,326	253,356
M&T Bank	2,697	233,210
Marsh & McLennan	11,929	332,580
Marshall & Ilsley	11,791	82,419
MetLife	19,425	889,082
Moody’s	5,706	167,585
Morgan Stanley	32,926	968,024
Nasdaq OMX Group*	4,192	102,620
Northern Trust	4,807	249,868
NYSE Euronext	5,798	184,434
People’s United Financial	8,152	105,242
Plum Creek Timber REIT	3,655	153,035
PNC Financial Services Group (A)	11,888	713,280
Principal Financial Group	6,822	223,557
Progressive	15,433	305,728
Prologis REIT	12,517	186,754
Prudential Financial	10,539	648,254
Public Storage REIT	3,156	343,941
Regions Financial	29,012	205,985
Simon Property Group REIT	6,708	680,526
SLM*	13,282	191,394
State Street	11,058	516,630
SunTrust Banks	11,686	355,605
T Rowe Price Group	5,654	372,712
Torchmark	2,270	141,421
Travelers	9,955	560,068
UnumProvident	6,968	173,782
US Bancorp	42,608	1,150,416
Ventas	3,511	194,720
Vornado Realty Trust REIT	3,638	320,471
Wells Fargo	115,163	3,733,584
Weyerhaeuser	13,089	303,403
XL Group, Cl A	6,918	158,561
Zions Bancorporation	4,085	96,324

		42,004,003

Health Care (10.4%)
Abbott Laboratories	33,224	1,500,396
Aetna	8,882	292,573
Agilent Technologies*	7,363	307,994
Allergan	6,008	424,225
AmerisourceBergen	5,951	213,403
Amgen*	19,147	1,054,617
Baxter International	12,354	599,045
Becton Dickinson	4,877	404,547
Biogen Idec*	5,100	333,897
Boston Scientific*	32,808	229,000
Bristol-Myers Squibb	36,562	920,631
Cardinal Health	7,480	310,495
CareFusion*	4,861	125,074
Celgene*	9,546	491,905
Cephalon*	2,581	152,485
Cerner*	1,524	150,647
Cigna	6,151	258,465
Coventry Health Care*	5,421	162,467
CR Bard	1,859	175,397
DaVita*	2,179	160,919
DENTSPLY International	3,014	106,937
Eli Lilly	22,114	768,904
Express Scripts*	10,967	617,771
Forest Laboratories*	7,696	248,273
Genzyme*	5,093	373,572
Gilead Sciences*	17,668	678,098
Hospira*	3,597	198,662
Humana*	4,788	277,561
Intuitive Surgical*	713	230,235
Johnson & Johnson	59,225	3,539,878
Laboratory Corp of America Holdings*	2,130	191,508
Life Technologies*	3,861	209,614
McKesson	5,503	413,661
Medco Health Solutions*	9,529	581,460

Schedule of Investments (Unaudited)
January 31, 2011
United Association S&P 500 Index Fund

Description	Shares	Value
Medtronic	23,512	$900,980
Merck	65,967	2,188,125
Mylan*	9,007	208,602
Patterson	2,040	67,442
PerkinElmer	2,539	64,948
Pfizer	173,519	3,161,516
Quest Diagnostics	2,943	167,604
St. Jude Medical*	7,299	295,609
Stryker	6,740	387,954
Tenet Healthcare*	10,674	70,982
Thermo Fisher Scientific*	8,345	477,918
UnitedHealth Group	24,825	1,019,066
Varian Medical Systems*	2,533	171,155
Waters*	2,629	200,829
Watson Pharmaceuticals*	2,634	143,606
WellPoint*	8,882	551,750
Zimmer Holdings*	4,247	251,253

		27,033,655

Industrials (10.8%)
3M	15,692	1,379,640
Avery Dennison	2,320	97,649
Boeing	15,634	1,086,250
Caterpillar	13,424	1,302,262
CH Robinson Worldwide	3,589	276,676
Cintas	2,663	74,724
CSX	8,221	580,402
Cummins	4,197	444,378
Danaher	11,522	530,703
Deere	8,968	815,191
Dover	4,149	265,951
Dun & Bradstreet	1,066	90,557
Eaton	3,615	390,276
Emerson Electric	16,748	986,122
Equifax	2,682	95,801
Expeditors International Washington	4,585	232,322
Fastenal	3,231	187,592
FedEx	7,221	652,201
Flowserve	1,224	152,988
Fluor	3,863	267,281
General Dynamics	8,685	654,849
General Electric	232,867	4,689,941
Goodrich	2,691	243,859
Honeywell International	16,641	932,063
Illinois Tool Works	11,397	609,626
Ingersoll-Rand	6,246	294,811
Iron Mountain	2,804	68,389
ITT	3,919	230,908
Jacobs Engineering Group*	2,788	143,219
L-3 Communications Holdings	2,957	231,385
Lockheed Martin	6,332	504,027
Masco	8,092	107,785
Norfolk Southern	7,926	484,992
Northrop Grumman	6,921	479,625
Paccar	7,420	419,156
Pall	2,051	113,646
Parker Hannifin	3,569	319,104
Pitney Bowes	2,835	68,834
Precision Castparts	3,176	454,136
Quanta Services*	4,757	112,884
Raytheon	8,812	440,512
Republic Services, Cl A	6,737	207,769
Robert Half International	2,183	68,459
Rockwell Automation	3,050	247,081
Rockwell Collins	3,441	220,706
Roper Industries	2,057	159,809
RR Donnelley & Sons	4,576	81,087
Ryder System	1,081	51,974
Snap-On	804	45,531
Southwest Airlines	16,712	198,037
Stericycle*	1,576	123,700
Textron	6,039	158,765
Tyco International	10,439	467,980
Union Pacific	10,847	1,026,452
United Parcel Service, Cl B	21,420	1,534,100
United Technologies	20,080	1,632,504
W.W. Grainger	1,242	163,286
Waste Management	10,316	390,667

		28,290,624

Information Technology (18.7%)
Adobe Systems*	11,225	370,986
Advanced Micro Devices*	7,566	59,242
Akamai Technologies*	4,104	198,305
Altera	6,937	260,623
Amphenol, Cl A	3,836	212,284
Analog Devices	6,625	257,249
Apple Computer*	19,949	6,769,095
Applied Materials	25,421	398,856
Autodesk*	5,036	204,865
Automatic Data Processing	10,736	514,254
BMC Software*	3,745	178,637
Broadcom, Cl A	10,348	466,591
CA	8,166	194,351
Cisco Systems*	121,237	2,564,163
Citrix Systems*	4,217	266,430

Schedule of Investments (Unaudited)
January 31, 2011
United Association S&P 500 Index Fund

Description	Shares	Value
Cognizant Technology Solutions, Cl A*	6,076	$443,244
Computer Sciences	3,952	210,602
Compuware*	8,346	89,469
Corning	34,400	764,024
Dell*	38,353	504,725
eBay*	25,285	767,653
Electronic Arts*	4,605	71,792
EMC*	44,205	1,100,262
F5 Networks*	1,891	204,947
Fidelity National Information Services	5,890	179,233
First Solar*	1,207	186,578
Fiserv*	3,200	197,664
FLIR Systems*	3,468	107,647
Google, Cl A*	5,471	3,284,570
Harris	2,782	129,474
Hewlett-Packard	50,496	2,307,162
Intel	125,815	2,699,990
International Business Machines	27,278	4,419,036
Intuit*	6,009	282,002
Jabil Circuit	4,208	85,044
JDS Uniphase*	4,588	77,858
Juniper Networks*	11,211	416,152
KLA-Tencor	3,643	160,583
Lexmark International, Cl A*	2,822	98,318
Linear Technology	4,949	172,176
LSI*	13,513	83,645
Mastercard, Cl A	2,203	521,032
McAfee*	3,408	163,243
MEMC Electronic Materials*	8,909	98,801
Microchip Technology	4,179	152,408
Micron Technology*	23,120	243,685
Microsoft	161,296	4,471,932
Molex	4,620	120,813
Monster Worldwide*	2,767	46,071
Motorola Mobility Holdings*	5,193	144,729
Motorola Solutions*	5,935	230,100
National Semiconductor	7,972	120,856
NetApp*	7,987	437,129
Novell*	7,667	46,155
Novellus Systems*	2,999	108,174
NVIDIA*	10,560	252,595
Oracle	83,985	2,690,040
Paychex	6,958	222,656
Qualcomm	35,333	1,912,575
Red Hat*	4,184	172,883
SAIC*	6,290	104,225
Salesforce.com*	2,463	318,072
SanDisk*	5,235	237,512
Symantec*	16,945	298,401
Tellabs	8,207	43,497
Teradata*	3,687	158,504
Teradyne*	6,921	115,442
Texas Instruments	25,876	877,455
Total System Services	5,830	101,500
VeriSign	4,997	168,149
Visa, Cl A	12,748	890,448
Western Digital*	5,438	185,001
Western Union	14,705	298,217
Xerox	30,893	328,083
Xilinx	6,785	218,477
Yahoo!*	27,131	437,352

		48,895,993

Materials (3.6%)
Air Products & Chemicals	4,710	410,948
Airgas	1,645	103,092
AK Steel Holding	1,380	21,942
Alcoa	21,003	348,020
Allegheny Technologies	2,138	139,376
Ball	1,913	136,072
Bemis	1,961	63,831
CF Industries Holdings	1,575	212,688
Cliffs Natural Resources	3,143	268,601
Dow Chemical	25,232	895,231
Eastman Chemical	1,806	167,705
Ecolab	4,906	243,779
EI du Pont de Nemours	20,006	1,013,904
FMC	1,617	122,989
Freeport-McMoRan Copper & Gold	10,635	1,156,556
International Flavors & Fragrances	1,770	100,979
International Paper	10,107	291,890
MeadWestvaco	3,792	108,565
Monsanto	11,103	814,738
Newmont Mining	11,081	610,231
Nucor	6,534	299,976
Owens-Illinois*	3,543	104,483
PPG Industries	3,548	299,025
Praxair	6,682	621,693
Sealed Air	3,406	90,906
Sherwin-Williams	2,104	178,272
Sigma-Aldrich	2,441	155,370
Titanium Metals*	964	18,171
United States Steel	2,952	170,242

Schedule of Investments (Unaudited)
January 31, 2011
United Association S&P 500 Index Fund

Description	Shares/Contracts	Value
Vulcan Materials	2,573	$109,507

		9,278,782

Telecommunication Services (2.8%)
American Tower, Cl A*	8,829	449,043
AT&T	128,026	3,523,276
CenturyTel	6,527	282,227
Frontier Communications	21,645	198,485
MetroPCS Communications*	5,893	76,196
Qwest Communications International	47,645	339,709
Sprint-FON Group*	47,929	216,639
Verizon Communications	60,673	2,161,172
Windstream	10,496	134,454

		7,381,201

Utilities (3.2%)
AES*	13,848	171,715
Allegheny Energy	4,076	105,079
Ameren	5,577	158,219
American Electric Power	10,407	371,322
CenterPoint Energy	9,240	149,226
CMS Energy	5,822	113,529
Consolidated Edison	6,283	313,585
Constellation Energy Group	4,367	140,836
Dominion Resources	12,516	544,947
DTE Energy	3,747	173,336
Duke Energy	28,229	504,735
Edison International	7,091	257,261
Entergy	3,963	286,010
Equities	3,226	155,461
Exelon	14,174	602,537
FirstEnergy	6,613	258,701
Integrys Energy Group	1,694	80,617
NextEra Energy	9,253	494,665
Nicor	993	50,117
NiSource	6,639	123,618
Northeast Utilities	4,143	136,388
NRG Energy*	5,534	114,830
Oneok	2,515	148,108
Pepco Holdings	4,886	90,733
PG&E	8,271	382,782
Pinnacle West Capital	2,577	104,910
PPL	10,000	257,900
Progress Energy	6,232	279,941
Progress Energy (CVO)*	7,250	—
Public Service Enterprise Group	10,569	342,753
SCANA	2,449	103,519

Sempra Energy	5,036	262,224
Southern	18,138	682,352
TECO Energy	5,111	94,093
Wisconsin Energy	2,710	163,386
Xcel Energy	9,970	234,993

		8,454,428

Total Common Stock (Cost $280,137,273)		255,905,717

Exchange Traded Fund (0.7%)

SPDR S&P 500 ETF Trust	13,273	1,707,837

Total Exchange Traded Fund (Cost $1,491,819)		1,707,837

Warrant (0.0%)

Financials — 0.0%
American International Group, Expires 1/19/21* (Cost $19,890)	1,170	16,989

Cash Equivalent (1.0%)

Goldman Sachs Financial Square Prime Obligation Money Market Fund, 0.120% (B) (Cost $2,648,111)	2,648,111	2,648,111

Total Investments — 99.8% (Cost $284,297,093)†		$260,278,654

Percentages are based on Net Assets of $261,078,070.

*	Non-income producing security.

(A)	The Fund may purchase securities of certain companies with which it is affiliated to the extent these companies are represented in its benchmark index.

(B)	Rate shown is the 7-day effective yield as of January 31, 2011

†	At January 31, 2011, the tax basis cost of the Fund’s investments was $284,297,093, and the unrealized appreciation and depreciation were $44,523,355 and $(68,541,794) respectively.
Cl — Class
CVO — Contingent Value Obligation
Ltd. — Limited
REIT — Real Estate Investment Trust
SPDR — Standard & Poor’s Depository Receipts
ETF — Exchange Traded Fund
Amounts designated as “—“ are either $0 or have been rounded to $0

Schedule of Investments (Unaudited)
January 31, 2011
United Association S&P 500 Index Fund
A summary of the open long S&P 500 Index futures contracts held by the Fund at January 31, 2011, is as follows:

Number of			Unrealized
Contracts	Contract Value	Expiration	Appreciation
56	$3,847,200	March 2011	$133,950
The following is a summary of the inputs used as of January 31, 2011 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3		Total
Investments in Securities
Common Stock	$255,905,717	$—	$—	†	$255,905,717
Cash Equivalent	2,648,111	—	—		2,648,111
Exchange Traded Fund	1,707,837	—	—		1,707,837
Warrant	16,989	—	—		16,989

Total Investments in Securities	$260,278,654	$—	$—		$260,278,654

	Level 1	Level 2	Level 3		Total
Other Financial Instruments Futures Contracts*	$133,950	$—	$—		$133,950

†	As of January 31, 2011, all of the Fund’s investments are Level 1, with the exception of Progress Energy (CVO), which is Level 3 and has a fair value of zero.

*	Futures contracts are valued at the unrealized appreciation on the instrument.
The following is a reconciliation of changes in fair value of investments classified as Level 3 for the quarter ended January 31, 2011:

Common Stock
Balance as of October 31, 2010	$—
Net realized gains from sale of investments	—
Net change in unrealized depreciation on investments	—
Purchases	—
Proceeds from sale of investments	—

Balance as of January 31, 2011	$—

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.
UAF-QH-003-0800

Item 2. Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.
(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Philip T. Masterson

Philip T. Masterson
President

Date: March 31, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Phillip T. Masterson

Philip T. Masterson
President

Date: March 31, 2011

By (Signature and Title)	/s/ Michael Lawson

Michael Lawson
Treasurer, Controller & CFO

Date: March 31, 2011